Fees Summary	Oct. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,584,000
Previously Paid Amount	0.00
Total Fee Amount	572.81
Total Offset Amount	0.00
Net Fee	572.81
Narrative - Max Aggregate Offering Price	$ 6,584,000
Final Prospectus	true